Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related-party transactions
Note 27: Related party transactions

Financing Transactions
Certain directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved, have loans and deposits with the Bank. Loans to directors were made in the ordinary course of business at normal credit terms, including interest rate and collateral requirements. Loans to executives may be eligible for preferential rates. All of these loans were considered performing loans as at December 31, 2020 and December 31, 2019. Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2018	97,195
Loans issued during the year	45,602
Loan repayments and the effect of changes in the composition of related parties	(104,156)
Balance at December 31, 2019	38,641
Loans issued during the period	37,073
Loan repayments and the effect of changes in the composition of related parties	(33,323)
Balance at December 31, 2020	42,391

Consolidated balance sheets		December 31, 2020	December 31, 2019
Deposits		19,591	12,838

	Year ended December 31
Consolidated statement of operations	2020	2019	2018
Interest and fees on loans	1,444	1,887	4,533

Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2020	December 31, 2019
Loans		12,939	9,888
Deposits		423	342

	Year ended December 31
Consolidated statement of operations	2020	2019	2018
Interest and fees on loans	654	677	635
Other gains/losses	742	—	—
Total non-interest expense	1,431	1,717	1,769

Investments
The Bank holds seed investments in several Butterfield mutual funds, which are managed by a wholly-owned subsidiary of the Bank. These investments are included in equity securities at their fair value and are as follows:

Consolidated balance sheets	December 31, 2020	December 31, 2019
Equity securities
Fair value	7,081	7,142
Unrealized gain	2,531	2,142
As at December 31, 2020, several Butterfield mutual funds which are managed by a wholly owned subsidiary of the Bank, had loan balances and deposit balances held with the Bank. The Bank also earned asset management revenue and custody and other administration services revenue from funds managed by a wholly-owned subsidiary of the Bank and from directors and executives, companies in which they are principal owners and/or members of the board and trusts in which they are involved, as well as other income from other related parties.

Consolidated balance sheets		December 31, 2020	December 31, 2019
Loans		2,518	16
Deposits		26,541	3,492

	Year ended December 31
Consolidated statement of operations	2020	2019	2018
Asset management	7,131	10,273	9,412
Custody and other administration services	1,108	1,452	1,376
Other non-interest income	729	1,458	972